Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Event

On April 6, 2018, the Company paid approximately $1,100,000 to SVB. This payment repaid the outstanding Equipment Line of Credit loan in full.

On June 1, 2018, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation effecting a 1-for-12 reverse stock split of its issued and outstanding common stock.

15. Subsequent Events

On June 1, 2018, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation effecting a 1-for-12 reverse stock split of its issued and outstanding common stock.